Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	₩ 17,743,702	₩ 16,873,960	₩ 17,520,013
Depreciation and amortization	3,771,486	3,126,118	3,097,466
Operating profit (loss)	1,000,893	833,851	1,224,572
Finance income and costs, net	449,543	3,270,912	2,245,732
Finance income	141,977	256,435	366,561
Other non-operating income and expense, net	(429,758)	(385,232)	(433,616)
Profit before income tax	1,162,655	3,975,966	3,403,249
External revenue [member]
Disclosure of operating segments [line items]
Revenue	17,743,702	16,873,960	17,520,013
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,714,216	19,808,519	20,341,169
Depreciation and amortization	3,771,486	3,126,118	3,097,466
Operating profit (loss)	1,109,980	1,201,760	1,536,626
Operating segments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	2,970,514	2,934,559	2,821,156
Operating segments [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	17,743,702	16,873,960	17,520,013
Operating segments [member] | Cellular services [member]
Disclosure of operating segments [line items]
Revenue	13,781,882	13,961,762	14,873,543
Depreciation and amortization	2,694,786	2,341,862	2,390,016
Operating profit (loss)	914,118	1,299,869	1,714,078
Operating segments [member] | Cellular services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,609,467	1,582,865	1,611,408
Operating segments [member] | Cellular services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	12,172,415	12,378,897	13,262,135
Operating segments [member] | Fixed-line telecommunication services [member]
Disclosure of operating segments [line items]
Revenue	3,952,373	3,857,074	3,581,766
Depreciation and amortization	752,234	641,336	592,681
Operating profit (loss)	139,172	245,509	168,470
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	1,004,193	1,034,769	862,333
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	2,948,180	2,822,305	2,719,433
Operating segments [member] | Security services [member]
Disclosure of operating segments [line items]
Revenue	1,183,724	286,089	93,372
Depreciation and amortization	224,537	60,723	16,768
Operating profit (loss)	133,573	(11,284)	(16,651)
Operating segments [member] | Security services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	74,247	1,801	1,398
Operating segments [member] | Security services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	1,109,477	284,288	91,974
Operating segments [member] | Commerce services [member]
Disclosure of operating segments [line items]
Revenue	726,552	790,818	689,883
Depreciation and amortization	35,788	19,051	15,417
Operating profit (loss)	1,938	(85,041)	(154,901)
Operating segments [member] | Commerce services [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	15,899	62,446	38,065
Operating segments [member] | Commerce services [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	710,653	728,372	651,818
Operating segments [member] | Others [member]
Disclosure of operating segments [line items]
Revenue	1,069,685	912,776	1,102,605
Depreciation and amortization	64,141	63,146	82,584
Operating profit (loss)	(78,821)	(247,293)	(174,370)
Operating segments [member] | Others [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	266,708	252,678	307,952
Operating segments [member] | Others [member] | External revenue [member]
Disclosure of operating segments [line items]
Revenue	802,977	660,098	794,653
Adjustments [member]
Disclosure of operating segments [line items]
Revenue	(2,970,514)	(2,934,559)	(2,821,156)
Operating profit (loss)	(109,087)
Adjustments [member] | Intersegment [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,970,514)	(2,934,559)	(2,821,156)
Operating profit (loss)		₩ (367,909)	₩ (312,054)